Stockholders' Equity (Deficit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 653,975	$ 126,212	$ 1,137,042	$ 386,121	$ 680,611	$ 356,252
Shares issued as compensation					99,270	39,375
Prepaid stock-based compensation expense					$ 631,878	$ 609,010
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		40,608	40,608	121,824	$ 161,107	$ 112,035
Shares issued as compensation						13,125
Prepaid stock-based compensation expense					$ 40,608	$ 201,715
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		40,608	40,608	121,824	$ 161,107	$ 112,035
Shares issued as compensation						13,125
Prepaid stock-based compensation expense					$ 40,608	$ 201,715
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 31,693	$ 7,061
Shares issued as compensation					3,646	625
Relatedpartyconsultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		19,378	25,908	58,135	$ 76,882	$ 49,711
Shares issued as compensation						6,250
Prepaid stock-based compensation expense					$ 25,908	$ 102,790
Marketing Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	37,052		111,156		$ 5,286
Shares issued as compensation					625
Prepaid stock-based compensation expense					$ 380,441
Marketing Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	125,901		377,704		$ 119,059
Shares issued as compensation					20,000
Prepaid stock-based compensation expense					$ 118,405
Marketing Consultant Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 20,000
Shares issued as compensation					75,000
Marketing Consultant Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 28,595
Business Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		$ 19,378	$ 25,908	$ 58,135	$ 76,882	$ 49,711
Shares issued as compensation						6,250
Prepaid stock-based compensation expense					$ 25,908	$ 102,790